DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details) (USD $)	Jul. 31, 2014
DEFERRED CHARGES [Abstract]
2015	$ 336,030
2016	289,729
2017	220,331
2018	177,903
2019	$ 102,735